Financial instruments (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of equity ratio and interest bearing debt

The following table provides details of such measures as of March 31, 2018 and 2019:

	(Millions of yen)

	As of March 31
	2018	2019
Total equity	425,797	411,066
Total assets	701,187	711,328

Equity ratio	0.61	0.58

Borrowings	70,270	108,630
Finance lease obligations	2,536	3,055

Interest-bearing debt	72,806	111,685

Summary of Changes in the Balances of Loss Allowances

Changes in the balances of loss allowances for the years ended March 31, 2018 and 2019 were as follows:

For the year ended March 31, 2018

	(Millions of yen)
		Lifetime expected credit loss
	12-month expected credit loss	Financial assets that are credit-impaired at the reporting date	Financial assets for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets	Financial assets for which the allowance for doubtful accounts is always measured at an amount equal to lifetime expected credit loss	Total
Balance at beginning of year	6	2,909	—	297	3,212
Provision	17	30	—	299	346
Write-off	—	(1)	—	(31)	(32)
Reversal	(3)	(215)	—	(182)	(400)
Currency exchange differences	0	(1)	—	10	9

Balance at end of year	20	2,722	—	393	3,135

For the year ended March 31, 2019

	(Millions of yen)

		Lifetime expected credit loss
	12-month expected credit loss	Financial assets that are credit-impaired at the reporting date	Financial assets for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets	Financial assets for which the allowance for doubtful accounts is always measured at an amount equal to lifetime expected credit loss	Total
Balance at beginning of year	20	2,722	—	393	3,135
Provision	1	832	—	164	997
Write-off	—	(65)	—	(27)	(92)
Reversal	(6)	(2,647)	—	(242)	(2,895)
Currency exchange differences	—	—	—	(5)	(5)

Balance at end of year	15	842	—	283	1,140

Summary of Carrying Amounts of Financial Assets Related to Loss Allowances

The carrying amounts of financial assets related to loss allowances as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
12-month expected credit loss	6,877	6,229
Financial assets that are credit-impaired at the reporting date	2,735	807
Financial assets for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets	—	—
Financial assets for which the allowance for doubtful accounts is always measured at an amount equal to lifetime expected credit loss	161,652	156,803

Summary of Aging of Trade Receivables and Lease Receivables That Are Not Credit Impaired

Aging of trade receivables and lease receivables that are not credit impaired as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Current	152,089	139,400
Past due within 30 days	6,186	10,576
Past due between 31 and 90 days	1,483	4,562
Past due over 90 days	1,894	2,265

Total	161,652	156,803

Summary of Maturities of Financial Liabilities

The maturities of financial liabilities as of March 31, 2018 and 2019 were as follows:

Balance as of March 31, 2018

	(Millions of yen)

	Carrying amount	Contractual cash flows	Within 1 year	Over 1 year but no later than 2 years	Over 2 years but no later than 3 years	Over 3 years but no later than 4 years	Over 4 years but no later than 5 years	More than 5 years
Non-derivative financial liabilities:
Trade and other payables	121,931	121,931	121,931	—	—	—	—	—
Borrowings	70,270	70,704	36,850	6,924	24,423	1,505	1,002	—
Finance lease obligations	2,536	3,035	657	491	273	221	191	1,202
Deposits received	2,501	2,501	1,982	7	8	7	—	497

Subtotal	197,238	198,171	161,420	7,422	24,704	1,733	1,193	1,699

Derivative liabilities	2	2	2	—	—	—	—	—

Total	197,240	198,173	161,422	7,422	24,704	1,733	1,193	1,699

Balance as of March 31, 2019

	(Millions of yen)

	Carrying amount	Contractual cash flows	Within 1 year	Over 1 year but no later than 2 years	Over 2 years but no later than 3 years	Over 3 years but no later than 4 years	Over 4 years but no later than 5 years	More than 5 years
Non-derivative financial liabilities:
Trade and other payables	112,951	112,951	112,951	—	—	—	—	—
Borrowings	108,630	109,892	36,380	30,721	1,612	11,106	30,073	—
Finance lease obligations	3,055	3,795	662	506	445	415	400	1,367
Deposits received	2,016	2,016	1,402	188	5	7	—	414

Subtotal	226,652	228,654	151,395	31,415	2,062	11,528	30,473	1,781

Derivative liabilities	158	158	158	—	—	—	—	—

Total	226,810	228,812	151,553	31,415	2,062	11,528	30,473	1,781

Schedule of Impact on Profit Before Income Taxes

For financial assets and liabilities held by the Group as of March 31, 2018 and 2019, the impact on profit before income taxes had the Japanese Yen appreciated 1% against the US dollar and Euro, assuming all other variables are held at a constant, was as follows:

	(Millions of yen)

		For the year ended March 31
	Currency	2018	2019
Impact on profit before income taxes	US dollar	(297)	(331)
	Euro	(40)	(73)

Schedule of Impact on Profit Before Income Taxes Had the Interest Rate

For floating rate borrowings held by the Group as of March 31, 2018 and 2019, the impact on profit before income taxes had the interest rate increased by 1%, assuming all other variables are held at a constant, was as follows:

	(Millions of yen)

	For the year ended March 31
	2018	2019
Impact on profit before income taxes	(498)	(791)

Schedule of Carrying Amounts and Fair Values of Financial Instruments

The carrying amounts and fair values of financial instruments as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018		2019
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings	70,270	70,338	108,630	108,586

Summary of Levels at Which the Fair Values Measured on a Recurring Basis

The following tables present the levels at which the fair values measured on a recurring basis are classified as of March 31, 2018 and 2019:

As of March 31, 2018

	(Millions of yen)

	Level 1	Level 2	Level 3	Total
Financial assets
Financial assets measured at fair value through other comprehensive income:
Equity securities	41,865	—	11,016	52,881
Financial assets measured at fair value through profit or loss:
Derivative assets	—	680	—	680

Total	41,865	680	11,016	53,561

Financial liabilities
Financial liabilities measured at fair value through profit or loss:
Derivative liabilities	—	2	—	2

Total	—	2	—	2

As of March 31, 2019

	(Millions of yen)

	Level 1	Level 2	Level 3	Total
Financial assets
Financial assets measured at fair value through other comprehensive income:
Equity securities	37,624	—	18,112	55,736
Financial assets measured at fair value through profit or loss:
Derivative assets	—	34	—	34

Total	37,624	34	18,112	55,770

Financial liabilities
Financial liabilities measured at fair value through profit or loss:
Derivative liabilities	—	158	—	158

Total	—	158	—	158

Summary of Changes in the Fair Value of Level 3 Financial Instruments Measured at Fair Value on a Recurring Basis

For the years ended March 31, 2018 and 2019, changes in the fair value of Level 3 financial instruments measured at fair value on a recurring basis were as follows:

	Equity instruments measured at fair value through other comprehensive income classified as Level 3
	(Millions of yen)

	For the year ended March 31,
	2018	2019
Balance at the beginning of the year	10,966	11,016
Total income (losses) recognized in other comprehensive income	(114)	7,113
Sales	—	(19)
Purchases	164	2

Balance at the end of the year	11,016	18,112

Summary of Fair Value and Notional Amount of Derivatives to Which Hedge Accounting Is Not Applied

Fair value and notional amount of derivatives to which hedge accounting is not applied were as follows:

As of March 31, 2018

	(Millions of yen)

		Fair value
	Notional amount	Asset	Liability
Foreign exchange forward contracts	39,429	680	2

As of March 31, 2019

	(Millions of yen)

		Fair value
	Notional amount	Asset	Liability
Foreign exchange forward contracts	21,316	34	158